Dividends - Summary of Interim Financial Reporting (Detail) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)		£ 0.5800	£ 0.6125	£ 1
Total dividend		£ 2,352	£ 2,470	£ 4,011
First interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)		£ 0.1400	£ 0.1750	£ 0.2375
Total dividend		£ 567	£ 704	£ 951
Second interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)		£ 0.1400	£ 0.1625	£ 0.2375
Total dividend		£ 568	£ 654	£ 951
Third interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)		£ 0.1400	£ 0.1375	£ 0.2375
Total dividend		£ 568	£ 555	£ 952
Fourth interim
Disclosure of dividends [line items]
Dividend per share (pence) (in pence per share)		£ 0.1600	£ 0.1375	£ 0.2875
Total dividend		£ 649	£ 557	£ 1,157
Provision for dividend payable	£ 555		£ 555
Additional provision for dividend payable	£ 2